Contract assets (Tables)	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Summary of Contract assets

	31 December	31 December
	2024	2023
Non-current contract assets	165,004	146,228
Current contract assets	5,200,448	4,608,194
	5,365,452	4,754,422